Inverse SP 500 Strategy Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	(13.08%)	(13.05%)	(12.01%)
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(15.40%)	(13.73%)	(12.39%)
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(7.78%)	(9.44%)	(7.76%)
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(13.26%)	(13.23%)	(12.22%)